Edward Jones Money Market Fund

Statement of Certification

Pursuant to Rule 497(j)

Edward Jones Money Market Fund (the “Fund”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated July 1, 2023 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 79 to the Fund’s Registration Statement on Form N-1A (File Nos. 2-66437 and 811-2993), which was filed electronically on June 27, 2023 (Accession No. 0001193125-23-175995).

Edward Jones Money Market Fund

By:	/s/ Evan S. Posner
Evan S. Posner

Title: Secretary

Date: July 3, 2023